Ordinary Shares (Details)				1 Months Ended										12 Months Ended
		Aug. 31, 2024 shares	Oct. 31, 2023 shares	Apr. 30, 2025 USD ($) shares	Oct. 31, 2024 USD ($) shares	Aug. 31, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	May 31, 2024 shares	Feb. 29, 2024 shares	Nov. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	May 31, 2019 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Apr. 21, 2025 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 26, 2023	Dec. 31, 2022 $ / shares shares	Jan. 01, 2022 $ / shares shares
Ordinary Shares [Line Items]
Exercised share options			180,807
Gross proceeds of ipo																		¥ 213,168,986
Total cash consideration (in Dollars) | ¥														¥ 187,930,988		¥ 15,455,060		¥ 1,778,141,994
Convertible Loan [Member]
Ordinary Shares [Line Items]
Converted amount | $					$ 1,500,000	$ 1,500,000
Series Seed Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares																		(1,076,501)
Converted shares
Total cash consideration (in Dollars) | ¥																		¥ (58,565,485)
Cook San Francisco, LLC [Member]
Ordinary Shares [Line Items]
Equity interests, percentage											100.00%
Yai’s Thai, LLC [Member]
Ordinary Shares [Line Items]
Equity interests, percentage										100.00%											100.00%
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized	[1]														200,000,000		8,000,000
Common stock, par value (in Dollars per share) | $ / shares	[1]														$ 0.4		$ 0.4
Common stock, shares issued	[1]														23,281,620		3,150,169
Common stock, shares outstanding	[1]														23,281,620		3,150,169
Exercised share options												361,614
Converted shares									111,704
Acquisition shares										1,575,909
Converted amount							¥ 34,200,000	$ 4,800,000						¥ 98,400,000	$ 14,000,000		$ 6,600,000
Converted shares					7,035,501	7,035,501	5,970,683	5,970,683								39,050,114	39,050,114
Class A Ordinary Shares [Member] | Convertible Loan [Member]
Ordinary Shares [Line Items]
Converted shares											1,387,250
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized															200,000,000		200,000,000		200,000,000	55,248,154		55,248,154	55,248,154
Common stock, par value (in Dollars per share) | $ / shares															$ 0.4		$ 0.016		$ 0.4	$ 0.016		$ 0.016	$ 0.016
Common stock, shares issued															23,281,620		78,754,222		3,150,169	20,028,168		5,638,277	5,276,663
Common stock, shares outstanding															23,281,620		78,754,222		3,150,169	20,028,168		5,638,277	5,276,663
Issuance of ordinary shares	[2]													16,084,696	16,084,696	199,286	199,286	574,987
Converted shares	[2]													2,198,449	2,198,449	285,888	285,888
Converted shares														3,526,755	3,526,755
Total cash consideration (in Dollars) | ¥	[2]													¥ 45,222,446		¥ 573,018		¥ 1,642,299
Class A Ordinary Shares [Member] | Redeemable Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Converted shares											4,507,844
Class A Ordinary Shares [Member] | Redeemable Convertible Preferred Shareholders [Member]
Ordinary Shares [Line Items]
Converted shares											3,503,080
Class A Ordinary Shares [Member] | Series Seed Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Converted shares											1,076,495
Class A Ordinary Shares [Member] | New Investor [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares		1,500,000					3,482,143	3,482,143						16,604,696	16,604,696
Gross proceeds of ipo						$ 450,000		$ 1,700,000						¥ 1,100,000,000	$ 156,100,000
Class A Ordinary Shares [Member] | Cook San Francisco, LLC [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Acquisition shares											196,044
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized															1,750,000		875,000
Common stock, par value (in Dollars per share) | $ / shares															$ 0.016		$ 0.016
Common stock, shares issued															1,750,000		875,000
Common stock, shares outstanding															1,750,000		875,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized																				875,000
Common stock, shares issued															1,750,000					875,000
Common stock, shares outstanding															1,750,000					875,000
Issuance of ordinary shares
Converted shares
Total cash consideration (in Dollars) | ¥
Class B Ordinary Shares [Member] | Founder Shares [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares				875,000									875,000
Total cash consideration (in Dollars) | $				$ 100,000									$ 1
Initial public offering [Member]
Ordinary Shares [Line Items]
Offering expenses payable (in Dollars) | $											$ 3,100,000
Initial public offering [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares											3,900,000
Gross proceeds of ipo | $											$ 33,100,000
Initial public offering [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Received net amount (in Dollars) | $											$ 30,000,000

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.
[2]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.